Supplementary Cash Flow Information (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Change in working capital
Accounts receivable and other current assets	$ 49	$ 91	$ (46)	$ 42
Prepaid expenses	17	26	22	23
Inventories	(114)	(25)	(45)	0
Regulatory assets - current portion	(31)	0	(43)	(69)
Accounts payable and other current liabilities	9	(41)	17	(11)
Regulatory liabilities - current portion	30	(11)	32	(32)
Changes in working capital	(40)	40	(63)	(47)
Non-cash investing and financing activities
Accrued capital expenditures	380	327	380	327
Common share dividends reinvested	92	87	186	176
Contributions in aid of construction	$ 12	$ 13	$ 12	$ 13